Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Operations by Reportable Segment
The following table presents revenues, gross profit (loss), equity in earnings of unconsolidated affiliates, impairment of goodwill, asset impairment and restructuring charges, capital expenditures and depreciation and amortization by reporting segment.
Operations by Reportable Segment

	Years ended December 31,
Dollars in millions	2017	2016	2015
Revenues:
Government Services	$2,193	$1,359	$663
Technology	269	309	266
Hydrocarbons Services	1,671	2,390	3,512
Other	—	—	—
Subtotal	4,133	4,058	4,441
Non-strategic Business	38	210	655
Total	$4,171	$4,268	$5,096
Gross profit (loss):
Government Services	$155	$137	$(3)
Technology	76	80	73
Hydrocarbons Services	111	—	228
Other	—	—	—
Subtotal	342	217	298
Non-strategic Business	—	(105)	27
Total	$342	$112	$325
Equity in earnings of unconsolidated affiliates:
Government Services	$43	$39	$45
Technology	—	—	—
Hydrocarbons Services	29	52	104
Other	—	—	—
Subtotal	72	91	149
Non-strategic Business	—	—	—
Total	$72	$91	$149
Asset impairment and restructuring charges (Note 11):
Government Services	$—	$(1)	$—
Technology	—	—	(1)
Hydrocarbons Services	(6)	(31)	(43)
Other	—	(7)	(22)
Subtotal	(6)	(39)	(66)
Non-strategic Business	—	—	(4)
Total	$(6)	$(39)	$(70)
Segment operating income (loss):
Government Services	$173	$152	$37
Technology	73	74	66
Hydrocarbons Services	113	(4)	291
Other	(93)	(93)	(140)
Subtotal	266	129	254
Non-strategic Business	—	(101)	56
Total	$266	$28	$310

	Years ended December 31,
Dollars in millions	2017	2016	2015
Capital expenditures:
Government Services	$4	$2	$—
Technology	—	—	—
Hydrocarbons Services	2	5	6
Other	2	4	4
Subtotal	8	11	10
Non-strategic Business	—	—	—
Total	$8	$11	$10
Depreciation and amortization:
Government Services	$27	$16	$6
Technology	3	3	1
Hydrocarbons Services	10	16	18
Other	8	10	14
Subtotal	48	45	39
Non-strategic Business	—	—	—
Total	$48	$45	$39

Schedule of Balance Sheet Information by Operating Segment

	December 31,
Dollars in millions	2017	2016
Total assets:
Government Services	$1,600	$1,646
Technology	210	162
Hydrocarbons Services	1,065	1,657
Other	792	666
Subtotal	3,667	4,131
Non-strategic Business	7	13
Total	$3,674	$4,144
Goodwill (Note 10):
Government Services	$679	$674
Technology	51	48
Hydrocarbons Services	238	237
Other	—	—
Subtotal	968	959
Non-strategic Business	—	—
Total	$968	$959
Equity in and advances to related companies (Note 12):
Government Services	$41	$37
Technology	—	—
Hydrocarbons Services	346	332
Other	—	—
Subtotal	387	369
Non-strategic Business	—	—
Total	$387	$369

Schedule of Selected Geographic Information

	Years ended December 31,
Dollars in millions	2017	2016	2015
Revenues:
United States	$1,986	$2,111	$2,212
Middle East	911	849	786
Europe	480	498	495
Australia	334	376	836
Canada	224	145	185
Africa	46	111	164
Other Countries	190	178	418
Total	$4,171	$4,268	$5,096

	December 31,
Dollars in millions	2017	2016
Property, plant & equipment, net:
United States	$60	$70
United Kingdom	52	35
Other	18	40
Total	$130	$145